Mar. 21, 2022
KraneShares Global Carbon ETF
KraneShares Global Carbon Strategy ETF

Effective immediately, the fourth sentence of the fourth paragraph under the “Principal Investment Strategies” section of the Fund’s Prospectus and the fourth sentence of the sixth paragraph under the “Additional Information about Certain Fund’s Principal Investment Strategies and Indexes – KraneShares Global Carbon Strategy ETF” section of the Fund’s Statutory Prospectus is deleted and replaced with the following:

The Fund’s investment in the Subsidiary may not exceed 25% of the value of its total assets (ignoring any subsequent market appreciation in the Subsidiary’s value), which limitation is imposed by the Internal Revenue Code of 1986, as amended, and is measured at the end of each quarter.

KraneShares California Carbon Allowance ETF
KraneShares California Carbon Allowance Strategy ETF

Effective immediately, the fourth sentence of the third paragraph under the “Principal Investment Strategies” section of the Fund’s Prospectus and the fourth sentence of the fifth paragraph under the “Additional Information about Principal Investment Strategies” section of the Fund’s Statutory Prospectus is deleted and replaced with the following:

The Fund’s investment in the Subsidiary may not exceed 25% of the value of its total assets (ignoring any subsequent market appreciation in the Subsidiary’s value), which limitation is imposed by the Internal Revenue Code of 1986, as amended, and is measured at the end of each quarter.

KraneShares European Carbon Allowance ETF
KraneShares European Carbon Allowance Strategy ETF

Effective immediately, the fourth sentence of the second paragraph under the “Principal Investment Strategies” section of the Fund’s Prospectus and the fourth sentence of the fourth paragraph under the “Additional Information about Principal Investment Strategies” section of the Fund’s Statutory Prospectus is deleted and replaced with the following:

The Fund’s investment in the Subsidiary may not exceed 25% of the value of its total assets (ignoring any subsequent market appreciation in the Subsidiary’s value), which limitation is imposed by the Internal Revenue Code of 1986, as amended, and is measured at the end of each quarter.